1933 Act File No. 33-46190
                                                      1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X___
                                                                      ---------

      Pre-Effective Amendment No.         ............................______
                                  --------                            ------

      Post-Effective Amendment No.    12 .............................  X___
                                   ------                             --------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X___
                                                                       ------

      Amendment No.   14    ...........................................   X___
                    --------                                            ------

                                SOUTHTRUST FUNDS

                       (formerly SouthTrust Vulcan Funds)


               (Exact Name of Registrant as Specified in Charter)


                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)


    immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




PROSPECTUS

SouthTrust Funds

SOUTHTRUST BOND FUND
SOUTHTRUST INCOME FUND
SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

SouthTrust Bond Fund is a mutual fund seeking to provide a level of total return consistent with a portfolio of high-quality debt securities.

SouthTrust Income Fund is a mutual fund seeking to provide current income. As a secondary, non-fundamental objective, the Fund will attempt to minimize principal volatility.

SouthTrust Alabama Tax-Free Income Fund is a mutual fund seeking to provide income exempt from federal income tax and the income tax imposed by the State of Alabama.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Performance and Investment Risks         1
What are the Funds' Fees and Expenses?                           8
What are the Principal Securities in Which the Funds Invest?     9
What are the Main Risks of Investing in the Funds?              12
What do Shares Cost?                                            14
How are the Funds Sold?                                         15
How to Purchase Shares                                          15
How to Redeem and Exchange Shares                               17
Account and Share Information                                   19
Who Manages the Funds?                                          20
Financial Information                                           21

AUGUST  , 1999

Fund Goals, Strategies, Performance and Investment Risks


SouthTrust Funds (Company) currently offer shares in six investment portfolios, each with its own investment goal and strategies, described in separate prospectuses. This prospectus pertains only to SouthTrust Bond Fund (Bond Fund), SouthTrust Income Fund (Income Fund), and SouthTrust Alabama Tax-Free Income Fund (Alabama Tax-Free Income Fund). The purchase of shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program. For information about other funds offered by SouthTrust Funds, call 1-800-843-8618.

  Following is a discussion of each Fund's goal, investment strategies, and risks. In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective. Finally, all of the Funds bear the risk of Year 2000 readiness.

  Also included on the following pages is performance information for each Fund over a period of time.

SOUTHTRUST BOND FUND

What is the Bond Fund's Goal?
The Fund's goal is to provide a level of total return consistent with a portfolio of high-quality debt securities.

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its goal by investing in high quality, investment grade corporate debt obligations and U.S. government securities, including obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. The Adviser selects securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (intermediate to long term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to 15 years. During normal market conditions, at least 65% of the Fund's total assets will be invested in investment grade bonds.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table

[Graph Appears Here]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return from January 1, 1999 to March 31, 1999 was -1.94%.

Within the period shown in the chart, the Fund's highest quarterly return was 5.77% (quarter ended September 30, 1998). Its lowest quarterly return was -3.39% (quarter ended March 31, 1994).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Intermediate Government/Corporate Index (LBIG/C), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                    Fund          LBIG/C

1 Year                                             5.42%         8.44%
5 Years                                            5.60%         6.60%
Start of Performance1                              6.94%         7.35%

1 The Fund's start of performance date was May 8, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

SOUTHTRUST INCOME FUND

What is the Income Fund's Goal?

The Fund's goal is to provide current income. The Fund will attempt to minimize principal volatility as a secondary, non-fundamental goal.

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its goal by investing in a diversified portfolio comprised primarily of income-producing securities. The Adviser selects the Fund's investment-grade securities based upon their quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (short to intermediate term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to five years. During normal market conditions, at least 65% of the Fund's total assets will be invested in income-producing securities.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset-backed and mortgage-backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table

[Graph Appears Here]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return from January 1, 1999 to March 31, 1999 was 0.25%.

Within the period shown in the chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was 0.05% (quarter ended December 31, 1998).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

  The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Corporate/Government 1-5 Year Index (MLC/G 1-5), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                     Fund                MLC/G 1-5

1 Year                             3.22%                  7.68%
Start of Performance1              4.29%                  6.57%

1 The Fund's start of performance date was January 10, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

What is the Alabama Tax-Free Income Fund's Goal?
The Fund's goal is to provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

What are the Fund's Main Investment Strategies?

The Fund seeks to achieve its goal by investing at least 80% of its total assets in tax-exempt fixed income securities so that the Fund's annual interest income is exempt from federal income tax and Alabama state income tax. The Adviser selects investments after assessing factors such as trends in interest rates, creditworthiness, the supply of appropriate municipal bonds, and portfolio diversification. In order to reduce interest rate risks but still produce competitive return, the Fund will maintain a weighted average maturity of four to eight years.

At least 65% of the Fund's total assets will be invested in obligations issued by or on behalf of the State of Alabama, its political subdivisions, or agencies. Some of the interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

What are the Main Risks of Investing in the Fund?

The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Since the Fund is non-diversified and invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that are fully diversified and/or invest in multiple states. Alabama's economy is dependent on certain industries, such as manufacturing and natural resource-based industries (e.g., textiles, coal mining, and timber)--any downturn in these and other industries may adversely impact the economy of Alabama.

  The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government
agency.     Risk/Return Bar Chart and Table

[Graph Appears Here]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return from January 1, 1999 to June 30, 1999 was -0.55%.

Within the period shown in the chart, the Fund's highest quarterly return was 4.52% (quarter ended March 31, 1995). Its lowest quarterly return was -1.78% (quarter ended December 31, 1994).

Average Annual Total Return*

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

  The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 5 Year General Bond Index (LBGB), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                    Fund          LBGB

1 Year                                             1.79%         5.85%
5 Years                                            3.82%         5.34%
10 Years                                           5.23%         6.98%

The Fund's start of performance date was January 1, 1989.

*The SouthTrust Alabama Tax-Free Income Fund is the successor to a portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund on August 23, 1999 in exchange for Fund shares. The quoted performance data includes the performance of the common trust fund for the periods before the Fund's registration statement became effective on August 10, 1999, as adjusted to reflect the Fund's expenses and sales load. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

SOUTHTRUST FUNDS

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund, Income Fund or Alabama Tax-Free Fund.

Shareholder Fees                                                                          Bond        Income        Alabama Tax-
                                                                                          Fund         Fund          Free Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)       3.50%         3.50%               3.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)1                        1.00%         1.00%               1.00%

Annual Fund Operating Expenses (Before Waivers)2
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee3                                                                            0.60%         0.60%               0.60%
Distribution (12b-1) Fee4                                                                None            0.25%               0.25%
Shareholder Services Fee5                                                                  0.25%         0.25%               0.25%
Other Expenses6                                                                            0.25%         0.56%               0.42%
Total Annual Fund Operating Expenses7                                                      1.10%         1.66%               1.52%

1Applies only to shares of the Bond Fund, Income Fund and the Alabama Tax-Free
 Fund purchased at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Redeem and ExchangeShares".

2Although not contractually obligated to do so, the Adviser, Shareholder
 Servicing Agent and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
 April 30, 1999.

Total Waivers of Fund Expenses                                                             0.23%         0.91%               0.20%
Total Actual Annual Fund Operating Expenses (after waivers)                                0.87%         0.78%               1.32%7

3The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Bond Fund and Income Fund (after the voluntary waivers) were 0.59% and 0.30% respectively for the year ended April 30, 1999.

4The Income Fund did not pay or accrue the distribution (12b-1) fee during the year ended April 30, 1999. Income Fund and Alabama Tax-Free Fund have no present intention of paying or accruing the distribution (12b-1) fee during the year ending April 30, 2000.

5The shareholder servicing agent will voluntarily waive a portion of the shareholder services fee equal to 0.20%. This waiver may be terminated at any time.

6The administrator voluntarily waived a portion of the administrative fee of the Income Fund. The administrator can terminate this voluntary waiver at any time.
 Total other expenses paid by the Income Fund (after the voluntary waiver) was 0.45% for the year ended April 30, 1999.

7Total Annual Fund Operating Expenses for the Alabama Tax-Free Fund are based on estimated expenses for the year ending April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Bond Fund, Income Fund and Alabama Tax-Free Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Bond Fund, Income Fund and Alabama Tax-Free Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund, Income Fund and Alabama Tax-Free Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year        3 Years        5 Years         10 Years

Bond Fund                $458           $687         $  935            $1,643
Income Fund              $513           $855         $1,221            $2,247
Alabama Tax-Free Fund    $499           $813            N/A               N/A

What are the Principal Securities in Which the Funds Invest?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities

Treasury securities in which Bond Fund and Income Fund invest are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities in which Bond Fund and Income Fund invest are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities in which Bond Fund and Income Fund invest are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities in which Bond Fund and Income Fund invest represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms, including collateralized mortgage obligations (CMOs). Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities in which Bond Fund and Income Fund invest are payable from pools of obligations other than mortgages such as auto loans or credit card receivables. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities in which Bond Fund and Income Fund invest do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

TAX EXEMPT SECURITIES

Tax exempt securities in which Alabama Tax- Free Income Fund invests are fixed income securities that pay interest that is not subject to federal income taxes or Alabama state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by an NRSRO. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. The Funds will purchase only those securities that are rated within the four highest rating categories or, if unrated, are determined by the Adviser to be of comparable quality, which may include securities having speculative characteristics. The Funds may purchase securities rated within the lowest category of investment grade (i.e., Baa by Moody's Investors Services, Inc. or BBB by Standard and Poor's). Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

PORTFOLIO TURNOVER

The Funds actively trade their portfolio securities in an attempt to achieve their individual investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on a Fund's performance.

What are the Main Risks of Investing in the Funds?

INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

 . Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

 . Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

 . The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

MUNICIPAL SECURITIES RISKS

 . Local political and economic factors may adversely affect the value and liquidity of municipal securities held by Alabama Tax-Free Income Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Fund invests primarily in Alabama, it may be adversely affected by the factors or events particular to the state.

ISSUER DIVERSIFICATION

 . The Alabama Tax-Free Income Fund is not diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

TAX RISKS

 . In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax- Free Income Fund to shareholders to be taxable.

 . Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

What Do Shares Cost?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received by the Funds' custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

  The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. SouthTrust Bank or a broker/dealer that has entered into a sales agreement with the Distributor (a SouthTrust Funds Dealer) may set different minimums for their customers.

SALES CHARGE WHEN YOU PURCHASE

Purchase Amount          Sales Charge as a      Sales Charge as        Dealer Allowance
                           Percentage of        a Percentage of        as a Percentage
                          Public Offering          Net Amount         of Offering Price
                               Price                Invested
Less than $100,000                    3.50%                3.63%                   3.00%
$100,000 but less
 than $250,000                        3.00%                3.09%                   2.50%
$250,000 but less
 than $500,000                        2.50%                2.56%                   2.00%
$500,000 but less
 than $1 million                      2.00%                2.04%                   1.50%
$1 million or
 greater                            0.00%*                 0.00%                   0.00%

* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:

 . purchasing shares in greater quantities to reduce applicable sales charges; . combining concurrent purchases of shares by you, your spouse, and your children under age 21;
 . ccumulating purchases (in calculating the sales charge on an additional purchase, include the current alue of previous share purchases still invested in the Fund); or
 . signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your SouthTrust Funds Dealer or the Fund for more information).

The sales charge will be eliminated when you purchase shares:

 .  of $1 million or more;
 . by reinvesting redemption proceeds within 30 days of redeeming shares; and . by exchanging shares of a Fund for other SouthTrust Funds or Class A Shares in certain funds which are distributed by Federated Securities Corp. (Federated Funds).
 . From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at net asset value. To qualify for a net asset value purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at net asset value.

  If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Funds' Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How are the Funds Sold?

Federated Securities Corp., the Fund's Distributor, markets the shares described in this prospectus to institutions and individuals. The Alabama Tax-Free Income Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in Alabama municipal securities.

  When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Company has adopted a Rule 12b-1 Plan (Plan) on behalf of Income Fund and Alabama Tax-Free Income Fund, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Company has no present intention to activate the Plan. Once the Funds begin accruing the 12b-1 fee, Fund expenses will rise. If the Company were to activate the Plan, it would be permitted to pay up to 0.25% of the average daily net assets of each Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase shares through SouthTrust Funds Shareholder Services, through SouthTrust Securities, Inc., or through a SouthTrust Funds Dealer, or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. The Funds reserve the right to reject any request to purchase or exchange shares.

 Trust customers of SouthTrust Bank should contact their account officer.

THROUGH SOUTHTRUST FUNDS SHAREHOLDER SERVICES

 . Establish your account with the Fund by submitting a completed account application; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

  You will become the owner of shares and your shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check
Complete an account application (for new accounts), make your check payable to the Fund (existing shareholders should note their account number on the check), and mail it to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than the Fund). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Fund or its transfer agent incurs.

By Wire
To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and the Federal Reserve wire are open.

By Telephone
Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-888-735-3441.

THROUGH A SOUTHTRUST FUNDS DEALER

 .  Establish an account with a SouthTrust Funds Dealer; and

 . Submit your purchase order to your SouthTrust Funds Dealer before the end of trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the SouthTrust Funds Dealer forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of shares and receive dividends when the Fund receives your payment. SouthTrust Funds Dealers should send payments according to the instructions in the sections "By Check" or "By Wire."

THROUGH AN EXCHANGE

You may purchase shares through an exchange from another SouthTrust Fund or Class A Shares of one of the Federated Funds. The Federated Funds offered at net asset value through exchange include: Federated International Income Fund, Federated International Equity Fund; Federated Equity Income Fund, Inc., Federated High Income Bond Fund, Inc., Federated Municipal Securities Fund, Inc., Federated Utility Fund, Inc., and Tax-Free Instruments Trust; You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

  You may telephone an exchange request by calling SouthTrust Shareholder Services or your SouthTrust Funds Dealer.

 Trust customers of SouthTrust Bank should contact their account officer.

BY AUTOMATIC INVESTMENT PROGRAM (AIP)

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an AIP application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the AIP Application.

How to Redeem and Exchange Shares

You may redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.

THROUGH SOUTHTRUST FUNDS SHAREHOLDER SERVICES

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

  The Funds reserve the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. See "Payment Methods for Redemptions".

By Mail
You may redeem or exchange shares by mailing your request to:

SouthTrust Funds Shareholder Services
P.O. Box 830804
Birmingham, AL 35283-0804

Your redemption will be processed after the Fund receives your written request in proper form.
All requests must include:

 .  Fund name, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
   or
 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

THROUGH A SOUTHTRUST FUNDS DEALER

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an
   ACH member; or
 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed the next business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of the charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest.

The redemption fee is not assessed on:

 .  exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);
 . redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 591.2;
 .  redemptions resulting from the tax-free return of excess contributions to
   IRAs or employee benefit plans; and
 .  redemptions through certain automatic withdrawals.

  The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.

EXCHANGE PRIVILEGES

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange into one of the other SouthTrust Funds or one of the Federated Funds without paying an additional sales charge. However, this privilege does not apply to exchanges into SouthTrust Value Fund or SouthTrust Growth Fund until an investor has owned shares in one of the Funds for 90 days. The 90-day holding period does not apply to exchanges in which shares were obtained through a prior exchange of shares of SouthTrust Value Fund or SouthTrust Growth Fund. When shares of SouthTrust U.S. Treasury Money Market Fund are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge (if any) will be assessed. However, shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

To exchange, you must:

 .  exchange shares having a net asset value of at least $1,000;
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

  The Funds may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

 An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

AUTOMATIC WITHDRAWAL PLAN (AWP)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

  If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

  It is anticipated that Alabama Tax-Free Income Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Alabama Tax-Free Income Fund's dividends will be exempt from Alabama state personal income tax to the extent they are derived from interest on obligations exempt from Alabama personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Who Manages the Fund?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, SouthTrust Bank, N.A. The Adviser manages the Funds' assets, including the selection and management of portfolio securities.

  The Adviser, a national banking association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

  The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of July 31, 1999, the Adviser had approximately $ billion in assets under management. The Adviser has served as investment adviser since the Company's inception on March 4, 1992.

  The Adviser receives an investment advisory fee from each Fund, computed daily and payable monthly, at an annual rate of 0.60%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

  Investment decisions for Bond Fund and Income Fund are made by investment teams with David J. Howell as the lead portfolio manager. Mr. Howell has lead the Bond and Income Fund's management since their inceptions in May 1992 and January 1996, respectively. Mr. Howell is a Senior Fixed-Income Portfolio Manager for SouthTrust Asset Management Company where he has been a member of the investment team since 1987. Mr. Howell has a bachelor's degree from the University of North Alabama.

  Charles P. Matthews has been the portfolio manager for Alabama Tax-Free Income Fund since inception, August , 1999. Mr. Matthews is a Vice President and Senior Portfolio Manager for SouthTrust Asset Management Company, Inc. where he has been a member of the investment team since 1997. Prior to joining SouthTrust Asset Management Company, Inc., Mr. Matthews served as Assistant Vice President and Portfolio Manager at Bay- Banks Investment Management in Boston, Massachusetts from 1992 to 1997. Mr. Matthews has a bachelor of arts degree from Clark University and an MBA in Finance from Suffolk University

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

  While it is impossible to determine in advance all of the risks to a Fund, a Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of a Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities a Fund may purchase. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on a Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Bond Fund's and Income Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. As this is the Alabama Tax-Free Income Fund's first fiscal year, financial information is not yet available.

  This information has been audited by Arthur Andersen LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

[LOGO]

SouthTrust Funds

SOUTHTRUST BOND FUND
SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

AUGUST   , 1999

A Statement of Additional Information (SAI) dated August , 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6580
Cusip 844734202
Cusip 844734400
Cusip 844734608
G00859-04 (8/99)

[RECYCLED PAPER LOGO]



STATEMENT OF ADDITIONAL INFORMATION



SOUTHTRUST BOND FUND

SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

Portfolios of SouthTrust Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust Bond Fund, SouthTrust Income Fund, and SouthTrust Alabama Tax Free Income Fund dated August 10, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or Annual Reports without charge by calling 1-800-843-8618.






August 10, 1999

                CONTENTS

                How are the Funds Organized?                                  1
                Securities in Which the Funds Invest                          1
                What do Shares Cost?                                 15
                How are the Funds Sold?                              16
                Exchanging Securities for Shares                     16
                Subaccounting Services                               16
                Redemption Fee                                       16
                Redemption in Kind                                            16
                Massachusetts Partnership Law                                 17
                Banking Laws                                         18
                Account and Share Information                                 18
                Tax Information                                      18
                Who Manages and Provides Services to the Funds?               20
                How Do the Funds Measure Performance?                23
                Financial Information                                25
                Investment Ratings                                            26
                Addresses                                             Back Cover




Cusip 844734202
Cusip 844734400
Cusip 844734608
G00859-07(8/99)

30


HOW ARE THE FUNDS ORGANIZED?


The SouthTrust Bond Fund and SouthTrust Income Fund are diversified portfolios of SouthTrust Funds (Company). The Alabama Tax-Free Income Fund is a non-diversified portfolio of the Company. The Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 4, 1992. The Company may offer separate series of shares representing interests in separate portfolios of securities.. On June 30, 1998, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds." Effective July 22, 1998, the name of the Company changed from "SouthTrust Vulcan Funds" to "SouthTrust Funds."

The Board of Trustees has established five diversified and one non-diversified investment portfolios. This SAI relates to SouthTrust SouthTrust Bond Fund, SouthTrust Income Fund, and SouthTrust Alabama Tax-Free Income Fund. The Funds' investment adviser is SouthTrust Bank, N.A.




SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their respective investment objective.
Following is a table that indicates which types of securities are a: P = Principal investment of the Funds; A = Acceptable (but not principal) investment of the Funds; or N = Not an acceptable investment of the Funds.




                                                                           Alabama Tax Free
Securities                                       Bond Fund   Income Fund   Income Fund
--------------------------------------------------------------------------------
Equity Securities                                N           A             N
--------------------------------------------------------------------------------
   Common Stocks                                 N           A             N
--------------------------------------------------------------------------------
   Preferred Stocks                              A           A             N
--------------------------------------------------------------------------------
   Warrants                                      N           A             N
--------------------------------------------------------------------------------
Fixed Income Securities                          P           P             A
--------------------------------------------------------------------------------
   Treasury Securities                           P           P             A
--------------------------------------------------------------------------------
   Agency Securities                             P           P             N
--------------------------------------------------------------------------------

    Corporate Debt Obligations 1                 P           P             N

--------------------------------------------------------------------------------

      Commercial Paper                           A           A             N

--------------------------------------------------------------------------------

      Demand Instruments                         A           A             N
   Taxable Municipal Bonds                       A           A             N
   Mortgage-Backed Securities 3                  P           P             N
   Collateralized Mortgage Obligations (CMOs)    P           P             N

      Sequential CMOs                            P           P             N
      PACs, TACs and Companion Classes           P           P             N
      IOs and POs                                A           A             N
      Floaters and Inverse Floaters              A           A             N
      Z Classes and Residual Classes             A           A             N

   Asset Backed Securities                       P           P             N
   Zero Coupon Securities                        A           A             N
   Bank Instruments                              A           A             A

--------------------------------------------------------------------------------

   Credit Enhancement                            A           A             A

--------------------------------------------------------------------------------
Convertible Securities2                          A           A             N
Tax Exempt Securities                            N           N             P
   General Obligation Bonds                      N           N             P
   Special Revenue Bonds                         N           N             P
     Private Activity Bonds                      N           N             A
   Tax Increment Financing Bonds                 N           N             A
--------------------------------------------------------------------------------
   Municipal Notes                               N           N             A
------------------------------------------------
Variable Rate Demand Instruments                 A           A             A
------------------------------------------------

Foreign Securities                               A           A             N

------------------------------------------------

   Depositary Receipts                           A           A             N

------------------------------------------------

   Foreign Government Securities                 A           A             N

------------------------------------------------

Derivative Contracts                             A           A             A

------------------------------------------------

Special Transactions                             A           A             A

------------------------------------------------

   Repurchase Agreements                         A           A             A

------------------------------------------------

   Reverse Repurchase Agreements                 A           A             N

------------------------------------------------

   Delayed Delivery Transactions                 A           A             N

------------------------------------------------
   To Be Announced Securities                    A           A             N
--------------------------------------------------------------------------------

   Securities Lending 4                          A           A             A
   Asset Coverage                                A           A             A

--------------------------------------------------------------------------------
Investing in Securities of Other Investment      A           A             A
Companies
--------------------------------------------------------------------------------

Illiquid Securities                              A           A             A

--------------------------------------------------------------------------------



1. The Bond Fund and Income Fund may invest in corporate debt obligations which are rated, at the time of purchase, investment grade by an NRSRO, or, if unrated, are of comparable quality as determined by the Adviser. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.
2. The Bond Fund and Income Fund will invest in convertible securities which are rated, at the time of purchase, investment grade by an NRSRO, or if unrated, of comparable quality as determined by the Adviser.
3. The Bond Fund and Income Fund will invest in mortgage backed securities which are rated, at the time of purchase, investment grade by an NRSRO, or if unrated, of comparable quality as determined by the Adviser.
4. Such loans will not exceed 20% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Income Fund invests. The Bond Fund may invest in preferred stocks.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     Warrants
     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the types of fixed income securities in which the Funds invest.


     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     Taxable Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs)
     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

              Sequential CMOs
              In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

              PACs, TACs and Companion Classes
              More sophisticated CMOs include planned amortization classes
              (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

              IOs and POs
              CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
              POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

              Floaters and Inverse Floaters
              Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

              Z Classes and Residual Classes
              CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

     Zero Coupon Securities
     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.



     Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


     Credit Enhancement
     All of the Funds may purchase securities backed by credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Bond Fund and Income Fund have the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds
     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

         The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Alabama Tax-Free Fund may invest in bonds subject to AMT.

     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Notes
     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


     Municipal Bond Insurance
     The Alabama Tax-Free Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may by purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

     The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that, under normal market conditions, between 50% and 80% of the Fund's net assets will be invested in municipal securities which are insured.

     Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

     The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

     The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

     The Fund may purchase Policies from MBIA Corp. (MBIA), AMBAC Indemnity Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), or any other municipal bond insurer which is rated AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Services, Inc. (Moody's). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

     MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

     Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

Variable Rate Demand Instruments

Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. Foreign Securities Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Government Securities
     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.


Special Transactions
    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    Reverse Repurchase Agreements

    Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

    To Be Announced (TBA) Securities

    As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Securities Lending

    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to interest rate risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Funds may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid

Temporary Defensive Investments
The Funds may temporarily depart from their principal investment strategies by investing their assets in U.S. government obligations, notes, zero coupon securities (in the case of the Bond Fund and Income Fund), and repurchase agreements collateralized by U.S. government obligations. In the case of Alabama Tax-Free Fund, temporary defensive investments may include taxable securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


INVESTMENT RISKS


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
o Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks
o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Stock Market Risks
o The value of equity securities in Income Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Fund to shareholders to be taxable.
o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
     investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Funds' investments.

Risks of Investing in Alabama

The economy of Alabama historically has relied on manufacturing and natural resource-based industries which included textiles, apparel, food processing, coal mining and timber. Throughout the 1990's, many of these industries have faced intense competition from overseas and have been forced to downsize or dramatically alter the way they do business in response to these threats. As a result, the Alabama economy has undergone much diversification and transition in the past decade. Since the 1991 recession, the State's proactive business development policies have yielded big results with growth in high technology, health care, banking and business services, particularly in the Birmingham, Huntsville, and Mobile metropolitan areas. Once heavily reliant on the steel industry, the Greater Birmingham area has much experience in transformation, and has exhibited its resiliency by attracting several major companies to the region in recent years. This has fueled a dramatic suburban expansion that has greatly benefited the real estate development and construction trades.

The outlook for the future is that modest economic growth will continue with growth in some industries more than offsetting downsizing in the textile and apparel sectors. Particularly noteworthy is growth associated with automobile manufacturing as Mercedes-Benz (a subsidiary of Daimler-Chrysler) has operated an assembly plant in Vance, Alabama since 1998 and Honda has recently announced that it will build a plant in Lincoln, Alabama which will come online in 2001 to meet increased demand for sport-utility vehicles. This should allow solid employment growth to continue with unemployment expected to keep pace with the national average as it has substantially closed the gap. These trends indicate stable to modestly improving demographic and credit fundamentals for issuers of municipal debt within the State.

The State has been characterized by conservative financial management and fiscal practices as is evidenced by its fairly low general obligation debt burden and its ability to consistently maintain a AA credit rating from both S&P and Moody's. The state constitution does not allow for deficit spending so should a revenue shortfall occur, the governor is required to cutback spending across the board. This has not occurred since 1993 and is not expected in the current year. Governor Don Siegelman's proposal to establish a state lottery would provide an additional revenue source and would be viewed as a positive development from a credit analysis standpoint. This proposal is currently pending in the state legislature. A diversifying economic base coupled with sound fiscal management leaves Alabama well-positioned for consistent growth looking ahead.


INVESTMENT LIMITATIONS

The following investment limitations pertain to each of the SouthTrust Funds. No Fund may:

1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and, in the case of the Treasury Money Fund, in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry). 4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

6. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Purchase securities of companies for the purpose of exercising control.

9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.


If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act of 1940 (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940.


portfolio turnover

The Bond Fund experienced higher turnover variation during the past two years. The Bond Fund's portfolio was restructured as a result of the Adviser's expectation of the general direction of interest rates.



Determining Market Value of Securities
Market values of a Fund's portfolio securities are determined as follows:
o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Funds' net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of each Fund.

Reducing or Eliminating the Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge as follows:

Quantity Discounts
Larger purchases can reduce or eliminate the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of shares, you can count previous share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of two or more SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 30 days, your redemption proceeds at the next determined NAV, without any sales charge.

Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases: o the current or retiredTrustees, employees, and sales representatives of the Funds, the Adviser, the Distributor and their affiliates and the immediate family members of these individuals;
o        retired employees of SouthTrust Corporation and it's affiliates;
o investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions executed by SouthTrust Securities, Inc., including, but not limited to, self-directed Individual Retirement Accounts); and
o employees who purchase shares through a payroll deduction plan sponsored by their employers.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Company, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

Rule 12b-1 Plan - Income fund and Alabama Tax Free Income Fund
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset- based fees also benefit from stable or increasing Fund assets. The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee. The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Shareholder Services

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and pay them fees.

supplemental payments

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates. Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION FEE

In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held less than one year which were purchased at net asset value (for $1,000,000 or more). The charge is 1% of either the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares.
     The redemption fee is not assessed on:

o    exchanges  (except if shares acquired by exchange were then redeemed within

o twelve months of the initial purchase);

o redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 591/2;

o redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and

o        redemptions through certain automatic withdrawals.


REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such shares during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless a Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally liable for the Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and to pay judgments against them.




BANKING LAWS

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Adviser and the custodian are subject to such banking laws and regulations.

The Adviser and the custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and nonbank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any customer.




ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Company have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

As of August 4, 1999, the following shareholder, owned of record, beneficially, or both, 5% or more of the outstanding shares of the Bond Fund: Lynspen & Co., Birmingham, AL, owned approximately 11,513,643.61 shares (90.22%).

As of May 7, 1999, the following shareholder, owned of record, beneficially, or both, 5% or more of the outstanding shares of the Income Fund: Lynspen & Co., Birmingham, AL, owned approximately 1,510,999.67 shares (89.91%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

Federal Income Tax
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax.

The Funds will each be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by a Fund.


FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Company, principal occupations for the past five years and positions held prior to the past five years, and the total compensation received as a Trustee from the Company for its most recent fiscal year. The Company is comprised of six funds.


As of May 7, 1999, the Company's Board and Officers as a group owned less than 1% of the Funds' outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.



------------------------------

Name                                                                                          ---------------
Birth Date                         ------------------------------------------------------     Aggregate
Address                            Principal Occupations                                      Compensation
Position With Company              for Past Five Years                                        From Company
William O. Vann*                   Chairman and Chief Executive Officer, Young & Vann                  $7750.
Birth Date: January 28, 1942       Supply Co. (since 1987); Partner, B&B Investments;
Box 757                            Trustee and Past Chairman, The Childrens' Hospital of

Birmingham, AL                     Alabama.
CHAIRMAN AND TRUSTEE

Charles G. Brown, III              President, Tubular Products Company (since 1985);                   $7000.
Birth Date: November 27, 1953      Managing Partner, Red Hollow Partnership.
P.O. Box 170100
Birmingham, AL
TRUSTEE


Russell W. Chambliss               President (since 1989), Executive Vice President                    $7750.

Birth Date: December 26, 1951      (1988), and Vice President of Sales and Marketing
Mason Corporation                  (1984-1988), Mason Corporation.
P.O. Box 59226
Birmingham, AL
TRUSTEE

Thomas M. Grady*                   Partner of the law firm of Williams, Boger, Grady,                  $6750.
Birth Date: July 25, 1941          Davis and Tuttle, P.A.; Chairman of the Board of
P.O. Box 2                         Pfeiffer University; Member of Cannon Foundation.
Kannapolis, NC
TRUSTEE

Billy L. Harbert, Jr.*             President and Chief Operating Officer of Bill Harbert               $6250.
Birth Date: May 23, 1965           Construction, Inc. (BHIC) and Vice President of BHIC
Bill Harbert International         (until 1998); Director, Harbert International
Construction, Inc.                 Establishment; Director, Harbert International
P.O. Box 531390                    Establishment, S.C.; Director, Bilhar International
Birmingham, AL                     Establishment; Member/Shareholder, Bonaventure
TRUSTEE                            Capital, LLC; Member/Shareholder, Bonaventure
                                   Partners, LLC; Board Member/Shareholder, Founders
                                   Trust Company, Inc.; and Member/Shareholder, Treble
                                   Range Partners, LLC.

Edward C. Gonzales                 Trustee or Director of some of the funds in the                         $0
Birth Date: October 22, 1930       Federated Complex; President, Executive Vice
Federated Investors Tower          President and Treasurer of some of the funds in the
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
PRESIDENT AND TREASURER            Investors, Inc.; Vice President, Federated Investment
                                   Management Company and Federated Investment
                                   Counseling, Federated Global Investment
                                   Management Corp., and Passport Research,
                                   Ltd.; Executive Vice President and Director,
                                   Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

Peter J. Germain                   Senior Vice President and Director, Mutual Fund                         $0
Birth Date: September 2, 1959      Services Division, Federated Services Company.
Federated Investors Tower          Formerly Senior Corporate Counsel, Federated
Pittsburgh, PA                     Investors, Inc.
VICE PRESIDENT

Beth Broderick                     Assistant Vice President, Federated Services Company                    $0
Birth Date: August 2, 1965         (1997 to present); Client Services Officer, Federated
Federated Investors Tower          Services Company (1992-1997).
Pittsburgh, PA
VICE PRESIDENT AND TREASURER


C. Todd Gibson                     Associate Corporate Counsel, Federated Investors,                       $0

Birth Date: May 17, 1967           Inc.; Assistant Vice President, Federated
Federated Investors Tower          Administrative Services.
Pittsburgh, PA


SECRETARY

INVESTMENT ADVISER
The Adviser, SouthTrust Bank, N.A. conducts investment research and makes investment decisions for the Funds.


The Adviser is not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.



Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

Maximum Administrative Fee            Average Aggregate Daily Net Assets of the
                                              Federated Funds
0.150 of 1%                            on the first  $250 million

-------------------------------

0.125 of 1%                            on the next $250 million

-------------------------------

0.100 of 1%                            on the next $250 million

-------------------------------

0.075 of 1%                            on assets in excess of $750 million

-------------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 for Bond Fund, $100,000 for Income Fund, and
--------------------------------------------------------------------------------
$50,000 for Alabama Tax-Free Income Fund. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.



Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.



Custodian
SouthTrust Bank, N.A. is custodian for the securities and cash of the Funds.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

Independent Auditors
Arthur Andersen LLP are the independent auditors for the Funds.



FEES PAID BY THE FUNDS FOR SERVICES
Bond Fund

For the Year ended April 30                      1999             1998                  1997

----------------------------------------------------------------------------------------------------
Advisory Fee Earned                          $746,243         $604,746              $528,799
----------------------------------------------------------------------------------------------------
Advisory Fee Reduction                             $0           $5,747               $44,067
----------------------------------------------------------------------------------------------------
Brokerage Commissions                              $0               $0                    $0
----------------------------------------------------------------------------------------------------
Administrative Fee                           $133,295         $114,117              $107,564
----------------------------------------------------------------------------------------------------
Administrative Fee Reduction                       $0               $0                    $0
----------------------------------------------------------------------------------------------------
Income Fund
For the Year ended April 30                                       1998                  1997
----------------------------------------------------------------------------------------------------
Advisory Fee Earned                          $273,245         $233,648              $248,407
----------------------------------------------------------------------------------------------------
Advisory Fee Reduction                       $136,623         $116,824              $113,723
----------------------------------------------------------------------------------------------------
Brokerage Commissions                              $0               $0                    $0
----------------------------------------------------------------------------------------------------
Administrative Fee                            $99,799          $99,999              $100,160
----------------------------------------------------------------------------------------------------
Administrative Fee Reduction                  $51,209          $55,841               $21,981
----------------------------------------------------------------------------------------------------


Alabama Tax-Free Income Fund has not completed a full fiscal year and, therefore, has no fees to report as of the date of this Statement.



HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Average Annual Total Returns and Yields

Bond Fund total returns given for the one-year, five-year, and start of performance periods ended April 30, 1999.



Bond Fund yield given for the seven-day period ended April 30, 1999.


                            7-Day Period          1 Year                  5 Years                Start of Performance

Total Return                N/A                   5.54%                   6.88%                  6.85%

---------------------------------------------------------------------------------------------------------------
Yield                       6.03%                 N/A                     N/A                    N/A





Income Fund total returns given for the one-, and start of performance periods ended April 30, 1999.

Income Fund yield given for the seven-day period ended April 30, 1999.


                            7-Day Period          1 Year                  Start of Performance
Total Return                N/A                   5.58%                   5.11%
----------------------------------------------------------------------------------------------------------------------
Yield                       5.55%                 N/A                     N/A


Alabama Tax-Free Income Fund has not completed a full fiscal year and, therefore, has no performance to report as of the date of this Statement.


Total Return
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of future performance of the Alabama Tax-Free Income Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 1999 - STATE OF ALABAMA




Combined Federal and State
Income Tax Bracket:                       20.00%           33.00%             36.00%           41.00%          44.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
----------------------------------------------------------------------------------------------------------------------
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
----------------------------------------------------------------------------------------------------------------------
Tax Exempt Yield:                     Taxable Yield Equivalent:
2.50%                                      3.13%            3.73%              3.91%            4.24%           4.51%
3.00%                                      3.75%            4.48%              4.69%            5.08%           5.42%
3.50%                                      4.38%            5.22%              5.47%            5.93%           6.32%
4.00%                                      5.00%            5.97%              6.25%            6.78%           7.22%
4.50%                                      5.63%            6.72%              7.03%            7.63%           8.12%
5.00%                                      6.25%            7.46%              7.81%            8.47%           9.03%
5.50%                                      6.88%            8.21%              8.59%            9.32%           9.93%
6.00%                                      7.50%            8.96%              9.38%           10.17%          10.83%
6.50%                                      8.13%            9.70%             10.16%           11.02%          11.73%
7.00%                                      8.75%           10.45%             10.94%           11.86%          12.64%


---------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
-------------------------------------------------------------------------------

Performance Comparisons
Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices; o charts, graphs, and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial, and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.


In reports or other communications to shareholders or in advertising material, the Funds may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc., or similar independent services, which monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates. The performance information may also include evaluations of the Funds published by ranking services and financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal.


A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics. You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.



FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of SouthTrust Bond Fund and SouthTrust Income Fund dated April 30, 1999.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Services, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal.

Moody's Investors Services, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o        Leading market positions in well established industries.
o        High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earning coverage of fixed financial charges and high internal cash generation. o Well established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Southtrust Bond fund
southtrust Income fund
SouthTrust Alabama Tax Free Income Fund


Portfolios of SouthTrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser

SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203


Custodian

SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203


Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812


PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

(a)     (i) Conformed copy of Master Trust Agreement
        of the Registrant; (1) (ii) Conformed copy
        of Amendment No. 1 to Master Trust
        Agreement; (2) (iii) Conformed copy of
        Amendment No. 4 to Master Trust Agreement;
        (7) (iv) Conformed copy of Amendment No. 2
        to the Master Trust Agreement; (9) (v)
        Conformed copy of Amendment No. 3 to the
        Master Trust Agreement; (9) (vi) Conformed
        copy of Amendment No. 6 to the Master Trust
        Agreement; (9)
(b)     Copy of By-Laws of the Registrant; (1)
(c)     Not applicable;
(d)     (i) Conformed copy of copy of Investment
        Advisory Contract of the Registrant; (3)
        (ii) Conformed copy of Amendment to
        Investment Advisory Contract dated September
        1, 1995;
                (8)
(e)     (i)     Conformed copy of Distributor's Contract  of the Registrant; (5)
        (ii)    Conformed copy of Exhibit D to      Distributor's Contract; (9)
(f)     Not applicable;
(g)     (i)   Conformed copy of Custodian Contract of the   Registrant; (11)
        (ii)  Conformed copy of Custodian Fee Schedule;(11)
(h)     (i)   Conformed copy of Administrative Services Agreement of
               Registrant; (5)
+ Exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992. (File Nos. 33-46190 and 811-6580)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)

          (ii) Conformed copy of Amendment No. 1 to Administrative Services Agreement of Registrant; (6)
          (iii) Conformed copy of Amendment No. 2 to Administrative Services Agreement of Registrant;
                   (11)
          (iv)     Conformed copy of Fund Accounting and Shareholder
                     Recordkeeping Agreement of Registrant;
                   (5)
          (v) Conformed copy of Electronic Communications and Recordkeeping Agreement; (6)
          (vi) Conformed copy of Amendment No. 1 to Schedule A, Fund Accounting and Shareholder
                   Recordkeeping Agreement; (10)
          (vii) Conformed copy of Amendment No. 1 to Schedule C, Fund Accounting and Shareholder Recordkeeping Agreement; (10)
 (i) Conformed copy of Opinion and Consent of Counsel
 as to legality of shares being registered; (2) (k)
 Conformed copy of Consent of Independent Public
 Auditors; (to be filed by amendment); (l) Conformed
 copy of Purchase Agreement of the Registrant; (3) (m)
 (i) Copy of 12b-1 Agreement and copy of Exhibit A to
 the Agreement dated September 1, 1995;
                   (8)
          (ii)     Copy of Rule 12b-1 Plan; (8)
          (iii) Conformed copy of Exhibit A to the 12b-1 Plan dated September 1, 1995; (9)
(n)      Not included per Footnote 60 of Release No.33-7684;
(o)      Not applicable;
                           (p) Conformed copy of Power of Attorney; (10).

+ Exhibits are filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on June 24, 1997. (File Nos. 33-46190 and 811-6580)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification:  (3)

Item 26.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the Investment Adviser, see the section entitled "Management of the Funds" in Part A.

                  To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank, N.A.



              (1)                                         (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

Julian W. Banton                               Director, Chairman,                     Banking.
                                               President, and Chief
                                               Executive Officer

Gene Bartow                                    Director                                Athletic Director,
                                                                                       University of
                                                                                       Alabama at Birmingham.

Thomas E. Bradford, Jr.                        Director                                Chairman and Chief Executive Officer,
Bradford & Company.

Ronald G. Bruno                                Director                                Chairman, President and Chief Executive
Officer, Bruno's                                                                                 Inc.


     --------------------------------  3. Response is  incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)





(1)                                                       (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

H.M. Burt, Jr.                                 Director                                Chairman and Chief Executive Officer
Southern Tool Inc.

David J. Cooper                                Director                                President, Cooper/T.
Smith                                                                                            Corporation

Sallie C. Creel                                Director                                Owner/Operator Alabama Car Rental.

James C. Harrison                              Director                                President and Chief Executive Officer,
Protective and                                                                                   Industrial
Insurance Company

Chris H. Horgen                                Director                                Chairman and Chief Executive Officer,
Nichols Research                                                                                 Corporation

Dr. Judy M. Merritt                            Director                                President, Jefferson
State                                                                                            College

William E. Smith, Jr.                          Director                                Chairman and Chief Executive Officer,
Royal Cup, Inc.

R. Neal Travis                                 Director                                President, South Central Bell
Telephone Company

Tom Coley                                      Executive Vice                          Banking
                                               President
                                               Retail Division

Fred C. Crum, Jr.                              Executive Vice                          Banking
                                               President
                                               Corporate Division

E. Frank Schmidt                               Executive Vice                          Banking
                                               President Alabama Markets

Charles M. Murrell                             Executive Vice
                                               President SouthTrust                    Banking
                                               Data Services

R. Glenn Eubanks                               Executive Vice                          Banking
                                               President
                                               Commercial Division

William C. Patterson                           Executive Vice                          Banking
                                               President
                                               Credit Division





(1)                                            (2)                                      (3)

                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years


William E. Pearson, Jr.                        Executive Vice                          Banking
                                               President
                                               Administration/
                                               Finance Division

Dick White                                    Executive Vice                           Banking
                                              President
                                             Asset Management


Item 27.          Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President,
Federated Investors Tower                  President, Federated,                            Treasurer
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

                  (c)


Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                          5800 Corporate Drive
                                                    Pittsburgh, PA 15237-7010

Federated Shareholder Services Company              Federated Investors Tower
("Transfer Agent and Dividend Disbursing            1001 Liberty Avenue
Agent and Portfolio Recordkeeper")                  Pittsburgh, PA 15222-3779

Federated Administrative Services                   Federated Investors Tower
("Administrator")                                   1001 Liberty Avenue
                                                    Pittsburgh, PA 15222-3779

SouthTrust Bank, N.A.                               420 North 20th Street
("Adviser")                                         Birmingham, AL 35203

SouthTrust Bank, N.A.                               420 North 20th Street
("Custodian")                                       Birmingham, AL 35203


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST FUNDS (formerly, SouthTrust Vulcan Funds), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of August, 1999.

                                SOUTHTRUST FUNDS
                       (formerly, SouthTrust Vulcan Funds)

                           BY: /s/C. Todd Gibson
                           C. Todd Gibson, Secretary
                           Attorney in Fact for William O. Vann
                           August 16, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                           DATE

By:   /s/C. Todd Gibson                           Attorney In Fact               August 16, 1999
      C. Todd Gibson                              For the Persons
      SECRETARY                                   Listed Below


      NAME                                           TITLE

William O. Vann*                                  Trustee and Chairman
                                                  of the Board

Charles G. Brown, III *                           Trustee

Russell W. Chambliss *                            Trustee

Edward C. Gonzales*                               President (Principal Executive Officer) and Treasurer
                                                  (Principal Financial and Accounting Officer)

Thomas M. Grady *                                 Trustee

Billy L. Harbert, Jr.                             Trustee





* By Power of Attorney